Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of sales
Summary of cost of sales

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Personnel expenses	(4,563)	(4,594)	(5,583)
Material costs	(7,744)	(6,559)	(6,796)
Depreciation	(1,983)	(2,158)	(2,686)
Other expenses	(1,735)	(1,502)	(2,382)
Allowance for slow-moving inventory	(851)	1	21
Total	(16,876)	(14,812)	(17,426)